Earnings per common share	6 Months Ended
Sep. 30, 2021
Earnings per common share
10. Earnings per common share
Basic earnings per common share are computed by dividing net income attributable to MHFG common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflect all dilutive potential common shares such as stock options and the common shares of MHFG under the stock compensation programs.
The following table sets forth the computation of basic and diluted earnings per common share for the six months ended September 30, 2020 and 2021:

	Six months ended September 30,
	2020	2021

	(in millions of yen)
Net income:
Net income attributable to MHFG common shareholders	315,886	312,657

Effect of dilutive securities	—	—

Net income attributable to common shareholders after assumed conversions	315,886	312,657

	Six months ended September 30,
	2020	2021

	(thousands of shares)
Shares:
Weighted average common shares outstanding	2,537,272	2,536,902

Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs (Note)	93	119

Weighted average common shares after assumed conversions	2,537,365	2,537,021

	Six months ended September 30,
	2020	2021

	(in yen)
Earnings per common share:
Basic net income per common share	124.50	123.24

Diluted net income per common share (Note)	124.49	123.24

Note:
For the six months ended September 30, 2020, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.